Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Term receivables terms	30 days
Trade receivables	$ 2,403	$ 1,857
Trade receivables [member]
Disclosure of financial assets [line items]
Provisions for doubtful debts	3	1
Past due but not impaired [member]
Disclosure of financial assets [line items]
Trade receivables	$ 14	$ 32
Credit risk [member]
Disclosure of financial assets [line items]
Percentage of trade receivables owed from the customers	34.00%	33.00%